Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Detailed information about cash and cash equivalents [line items]
Effects of changes in exchange rate	€ 55	€ 67		€ (121)
Net cash flows from (used in) operating activities	2,851	(1,796)	[1]	(2,854)	[1]
Increase (decrease) in net cash flows from investing activities	670	85
Net cash flows from (used in) investing activities	616	(54)	[1]	(139)	[1]
Increase (decrease) in net cash flows from financing activities	(2,220)	1,078
Net cash flows from (used in) financing activities	(1,920)	300	[1]	€ (778)	[1]
Increase (decrease) in net cash flows from operating activities	€ 4,647	€ 1,058

[1]	Amounts for 2021 and 2020 includes the disposal group.